Accounts Receivables, Net	12 Months Ended
Dec. 31, 2020
Credit Loss, Additional Improvements [Abstract]
ACCOUNTS RECEIVABLES, NET

Note 5 — ACCOUNTS RECEIVABLES, NET

The accounts receivable consists of the following:

	December 31 2020	December 31, 2019
Accounts receivable	$5,018,839	$1,307,013
Less: allowance for doubtful accounts	(78,927)	(73,975)
Accounts receivable, net	$4,939,912	$1,233,038